CONDENSED CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY (USD $) In Thousands, except Share data	Total USD ($)	Common Stock [Member]	Share Capital [Member] USD ($)	Additional Paid-in Capital [Member] USD ($)	Retained Earnings [Member] USD ($)	Total NewLead Holdings' Shareholders' Equity [Member] USD ($)	Noncontrolling Interest [Member] USD ($)
Balance at Dec. 31, 2011	$ (202,434)		$ 5	$ 210,030	$ (412,469)	$ (202,434)	$ 0
Balance (in shares) at Dec. 31, 2011		523
Net income (loss)	4,188		0	0	5,131	5,131	(943)
Issuance of common shares	1,017		1	1,016	0	1,017	0
Issuance of common shares (in shares)		62
Issuance of common shares - settlement of liabilities	8,238		5	8,233	0	8,238	0
Issuance of common shares - settlement of liabilities (in shares)		528
Share-based compensation	2,008		2	2,006	0	2,008	0
Share-based compensation (in shares)		216
Balance at Jun. 30, 2012	(186,983)		13	221,285	(407,338)	(186,040)	(943)
Balance (in shares) at Jun. 30, 2012		1,329
Balance at Dec. 31, 2012	(115,627)		265	700,502	(815,031)	(114,264)	(1,363)
Balance (in shares) at Dec. 31, 2012		26,475
Net income (loss)	(45,163)		0	0	(44,485)	(44,485)	(678)
Issuance of common shares - settlement of liabilities	29,886		41	29,845	0	29,886	0
Issuance of common shares - settlement of liabilities (in shares)		4,138
Issuance of common shares - advance for acquisition of coal property	20,000		33	19,967	0	20,000	0
Issuance of common shares - advance for acquisition of coal property (in shares)		3,333
Issuance of warrants	8,871		0	8,871	0	8,871	0
Issuance of common shares - warrants exercise	0		1	0	0	0	0
Issuance of common shares - warrants exercise (in shares)		41
Share-based compensation	20,115		29	20,086	0	20,115	0
Share-based compensation (in shares)		2,935
Balance at Jun. 30, 2013	$ (81,917)		$ 369	$ 779,271	$ (859,516)	$ (79,876)	$ (2,041)
Balance (in shares) at Jun. 30, 2013		36,922